Debt - Schedule of Senior Secured Notes (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	May 31, 2015	Apr. 30, 2015
Debt
Principal	$ 7,956,842,000		$ 8,437,105,000
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate on debt (as a percent)	7.50%	7.50%		7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate on debt (as a percent)	5.50%	5.50%		5.50%	5.50%	5.50%
Senior Notes
Debt
Principal	$ 6,572,665,000		6,660,895,000
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Principal	$ 1,500,000,000		$ 1,500,000,000
Effective Interest Rate (as a percent)	6.52%	6.52%
Stated interest rate on debt (as a percent)	6.25%	6.25%	6.25%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.250% Senior Secured Notes due 2022 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Principal	$ 1,100,000,000		$ 1,100,000,000
Effective Interest Rate (as a percent)	6.71%	6.71%
Stated interest rate on debt (as a percent)	6.50%	6.50%	6.50%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.500% Senior Secured Notes due 2025 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Principal	$ 895,985,000	€ 850,000,000	$ 925,395,000
Effective Interest Rate (as a percent)	4.98%	4.98%
Stated interest rate on debt (as a percent)	4.75%	4.75%	4.75%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, six months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Principal	$ 737,870,000	€ 700,000,000	$ 762,090,000
Effective Interest Rate (as a percent)	4.47%	4.47%
Stated interest rate on debt (as a percent)	4.125%	4.125%	4.125%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, three months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.125% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Principal	$ 600,000,000		$ 600,000,000
Effective Interest Rate (as a percent)	5.98%	5.98%
Stated interest rate on debt (as a percent)	5.625%	5.625%	5.625%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, three months prior to maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, after maturity
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.625% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	101.00%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Principal	$ 500,000,000		$ 500,000,000
Effective Interest Rate (as a percent)	5.67%	5.67%
Stated interest rate on debt (as a percent)	7.50%	7.50%	7.50%
Senior Notes | 7.500% Senior Secured Notes due 2019 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 7.500% Senior Secured Notes due 2019 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal	$ 527,050,000	€ 500,000,000	$ 544,350,000
Effective Interest Rate (as a percent)	7.74%	7.74%
Stated interest rate on debt (as a percent)	6.625%	6.625%	6.625%
Rate decrease upon favorable debt rating (as a percent)	1.25%	1.25%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, greater of 100% or amount specified
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 6.625% Senior Secured Notes due 2018 | Redemption, upon certain events, required to redeem
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Principal	$ 527,050,000	€ 500,000,000	$ 544,350,000
Effective Interest Rate (as a percent)	6.00%	6.00%
Stated interest rate on debt (as a percent)	4.75%	4.75%	4.75%
Rate decrease upon favorable debt rating (as a percent)	1.25%	1.25%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, after certain tax events
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, greater of 100% or amount specified
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 4.750% Senior Secured Notes due 2020 | Redemption, upon certain events, required to redeem
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Principal	$ 124,143,000		$ 124,143,000
Effective Interest Rate (as a percent)	4.88%	4.88%
Stated interest rate on debt (as a percent)	5.50%	5.50%	5.50%
Senior Notes | 5.500% Senior Secured Notes due 2020 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.500% Senior Secured Notes due 2020 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Principal	$ 60,567,000		$ 60,567,000
Effective Interest Rate (as a percent)	5.47%	5.47%
Stated interest rate on debt (as a percent)	5.35%	5.35%	5.35%
Senior Notes | 5.350% Senior Secured Notes due 2023 | Redemption, upon certain events, required to offer to repurchase
Debt
Debt redemption price (as a percent)	100.00%
Senior Notes | 5.350% Senior Secured Notes due 2023 | Redemption, may redeem with make-whole premium
Debt
Debt redemption price (as a percent)	100.00%